United of Omaha Life Insurance Company
Supplement to the Prospectus
Dated May 1, 1999

Ultrannuity Series V Variable Deferred Annuity Prospectus

The following modifies the section titled, "Financial Statements" on pages 10-12 in the prospectus:

-----------------------------------------------------------
FINANCIAL STATEMENTS

   The Financial Statements for United of Omaha and the Variable Account and the related independent auditor's reports are contained in the Statement of Additional Information. (See the cover page on how to get a copy.) At December 31, 1998, net assets of the Subaccounts were represented by the following Accumulation Unit Values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.


          This table demonstrates information for Policies without the
            Enhanced Death Benefit and for Policies issued before May
                    1, 1998 with the Enhanced Death Benefit.

------------------------------------------------------------------------------------------------
                                Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------
Alger American Growth (6/5/95)              10.000
        1995.....................................            11.673              140,897
        1996.....................................            13.071            1,358,882
        1997.....................................            16.240            1,918,481
        1998.....................................            23.759            2,036,293
Alger American Small Capitalization         10.000
                             (6/5/95)
        1995.....................................            12.094              148,670
        1996.....................................            12.448            1,474,107
        1997.....................................            13.690            2,021,476
        1998.....................................            15.638            2,100,494
Federated Prime Money Fund II  (6/5/95)     1.000
        1995.....................................             1.023            3,065,603
        1996.....................................             1.059           21,525,823
        1997.....................................             1.098           19,485,025
        1998.....................................             1.138           33,973,580
Federated Fund for U.S. Government          10.000
   Securities II (6/5/95)
        1995.....................................            10.570              122,440
        1996.....................................            10.882            1,128,539
        1997.....................................            11.674            1,824,790
        1998.....................................            12.417            2,467,353
Fidelity VIP II Asset Manager: Growth       10.000
                                (6/5/95)
        1995.....................................            11.269              199,570
        1996.....................................            13.353            1,655,034
        1997.....................................            16.500            2,748,520
        1998.....................................            19.167            2,845,580
Fidelity VIP II Contrafund (6/5/95)         10.000
        1995.....................................            11.740              150,364
        1996.....................................            14.070            1,785,274
        1997.....................................            17.257            2,992,115
        1998.....................................            22.162            3,141,626

------------------------------------------------------------------------------------------------
                                Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------
Fidelity VIP Equity Income (6/5/95)         10.000
        1995.....................................            11.596              233,679
        1996.....................................            13.090            2,256,678
        1997.....................................            16.571            3,528,096
        1998.....................................            18.276            3,872,254
Fidelity VIP II Index 500 (5/1/97)          10.000
        1997.....................................            12.166              829,118
        1998.....................................            15.425            2,004,924
MFS Emerging Growth Series (6/5/95)         10.000
        1995.....................................            11.659              123,460
        1996.....................................            13.480            1,854,145
        1997.....................................            16.230            2,890,806
        1998.....................................            21.521            3,070,829
MFS High Income Series (6/5/95)             10.000
        1995.....................................            10.452               87,378
        1996.....................................            11.548              859,361
        1997.....................................            12.960            1,729,635
        1998.....................................            12.782            1,972,690
MFS Research Series (6/5/95)                10.000
        1995.....................................            10.986              117,165
        1996.....................................            13.277            1,381,316
        1997.....................................            15.775            2,608,735
        1998.....................................            19.231            2,790,110
MFS Capital Opportunities Series (5/1/97)   10.000
        1997.....................................            12.394              292,197
        1998.....................................            15.528            1,051,754
MFS Global Governments Series (6/5/95)      10.000
        1995.....................................            10.243               56,393
        1996.....................................            10.527              819,686
        1997.....................................            10.283            1,302,843
        1998.....................................            10.963            1,429,007
MSDW Emerging Markets Equity                10.000
                        (5/1/98)
        1998                                                  7.002               14,713
MSDW Fixed Income (5/1/98)                  10.000
        1998                                                 10.462               78,062
Pioneer Capital Growth (5/1/97)             10.000
        1997.....................................            11.756              383,956
        1998.....................................            11.156              704,800
Pioneer Real Estate Growth (5/1/97)         10.000
        1997.....................................            12.229              428,572
        1998.....................................             9.818              632,249
Scudder VLIF Global Discovery (5/1/97)      10.000
        1997.....................................            11.478              194,110
        1998.....................................            13.176              297,502
Scudder VLIF Growth & Income (5/1/97)       10.000
        1997.....................................            12.190              561,594
        1998.....................................            12.847            1,049,444
Scudder VLIF International (6/5/95)         10.000
        1995.....................................            10.642               99,029
        1996.....................................            12.067            1,269,457
        1997.....................................            13.004            2,391,655
        1998.....................................            15.223            2,421,576

------------------------------------------------------------------------------------------------
                                Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------
T.Rowe Price Equity Income (6/5/95)         10.000
        1995.....................................            11.625              121,994
        1996.....................................            13.731            1,861,298
        1997.....................................            17.481            3,837,388
        1998.....................................            18.839            4,275,300
T.Rowe Price International (6/5/95)         10.000
        1995.....................................            10.569              181,399
        1996.....................................            11.976            1,736,784
        1997.....................................            12.200            2,857,269
        1998.....................................            13.964            2,922,881
T.Rowe Price Limited-Term Bond (6/5/95)     10.000
        1995.....................................            10.373               56,018
        1996.....................................            10.582              631,437
        1997.....................................            11.160            1,302,580
        1998.....................................            11.828            2,255,863
T.Rowe Price New America Growth (6/5/95)    10.000
        1995.....................................            13.061               58,555
        1996.....................................            15.496              917,255
        1997.....................................            18.543            1,599,824
        1998.....................................            21.712            1,885,279
T.Rowe Price Personal Strategy Balanced     10.000
                          (6/5/95)
        1995.....................................            11.272              123,287
        1996.....................................            12.719            1,703,217
        1997.....................................            14.833            2,792,934
        1998.....................................            16.755            3,064,410

*    Accumulation Unit Values are rounded to the nearest hundredth of a cent.
**   Number of Accumulation Units is rounded to the nearest unit.



                     This table demonstrates information for
                     Policies issued on or after May 1, 1998
                        with the Enhanced Death Benefit.

------------------------------------------------------------------------------------------------
                                Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------
Alger American Growth (5/1/98)              10.000
        1998.....................................            12.418               28,408
Alger American Small Capitalization         10.000
                             (5/1/98)
        1998.....................................            10.202               37,709
Federated Prime Money Fund II  (5/1/98)     1.000
        1998.....................................             1.021              441,406
Federated Fund for U.S. Government          10.000
   Securities II (5/1/98)
        1998.....................................            10.430               20,339


------------------------------------------------------------------------------------------------
                                Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------
Fidelity VIP II Asset Manager: Growth       10.000
                         (5/1/98)
        1998.....................................            10.560               30,011
Fidelity VIP II Contrafund (5/1/98)         10.000
        1998.....................................            11.260               31,672
Fidelity VIP Equity Income (5/1/98)         10.000
        1998.....................................             9.842              123,838
Fidelity VIP II Index 500 (5/1/98)          10.000
        1998.....................................            10.964              145,269
MFS Emerging Growth Series (5/1/98)         10.000
        1998.....................................            11.125               13,343
MFS High Income Series (5/1/98)             10.000
        1998.....................................             9.469               29,844
MFS Research Series (5/1/98)                10.000
        1998.....................................            10.382               21,020
MFS Capital Opportunities Series (5/1/98)   10.000
        1998.....................................            10.447               65,927
MFS Global Governments Series (5/1/98)      10.000
        1998.....................................            10.495               15,750
MSDW Emerging Markets Equity (5/1/98)       10.000
        1998                                                  6.985                    0
MSDW Fixed Income (5/1/98)                  10.000
        1998                                                 10.438                2,775
Pioneer Capital Growth (5/1/98)             10.000
        1998.....................................             8.379               17,889
Pioneer Real Estate Growth (5/1/98)         10.000
        1998.....................................             8.215               18,420
Scudder VLIF Global Discovery (5/1/98)      10.000
        1998.....................................             9.609                2,498
Scudder VLIF Growth & Income (5/1/98)       10.000
        1998.....................................             9.367               26,462
Scudder VLIF International (5/1/98)         10.000
        1998.....................................             9.972               34,058
T.Rowe Price Equity Income (5/1/98)         10.000
        1998.....................................             9.870              131,786
T.Rowe Price International (5/1/98)         10.000
        1998.....................................             9.937               43,648
T.Rowe Price Limited-Term Bond (5/1/98)     10.000
        1998.....................................            10.391               90,690
T.Rowe Price New America Growth (5/1/98)    10.000
        1998.....................................            10.183               29,468
T.Rowe Price Personal Strategy Balanced     10.000
                          (5/1/98)
        1998.....................................            10.361               25,663

*    Accumulation Unit Values are rounded to the nearest hundredth of a cent.
**   Number of Accumulation Units is rounded to the nearest unit.